DEBT OBLIGATIONS (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument Basis Spread On Variable Rate	1.00%
Debt Instrument Maturity Date	Jan. 01, 2026
SeniorNotes	$ 8,178	$ 8,292
Term Loans	1,163	1,401
Long Term Debentures	20	15
Less current maturities	989	1,185
Derivative Instruments	11	43
Total Long Term Debt Maturities Repayments Of Principal	$ 8,383	8,566
Subsidiary Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	3.00%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 1,000 million (3)
SeniorNotes	$ 0	1,000
Subsidiary Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 950 million
SeniorNotes	$ 950	950
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million (1)
SeniorNotes	$ 611	873
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million (1)
SeniorNotes	$ 586	873
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
SeniorNotes	$ 455	455
Term Loans		293
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
SeniorNotes	$ 1,092	1,213
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
SeniorNotes	$ 700	700
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.95%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million (1)
SeniorNotes	$ 843	1,297
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million (2)
SeniorNotes	$ 1,409	0
Subsidiary Senior Notes Due 2027 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million (2)
SeniorNotes	$ 762	0
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	6.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million (1)
SeniorNotes	$ 780	974
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
SeniorNotes	$ (10)	(43)
Long Credit Agreement 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan EUR 122 million (4)
Term Loans	$ 0	148
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	0.99%
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion
Term Loans	$ 544	549
Long Credit Agreement 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Debt Instrument Basis Spread On Variable Rate	0.30%
Term Loans	$ 290
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.42%
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 290	293
Long Credit Agreement 2019 Two [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.67%
Debt Instrument Description Of Variable Rate Basis	Other loans JPY 5 billion (5)
Term Loans	$ 39	118
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	7.20%
Long Term Debentures	$ 15	15
Other Debentures [Member]
Debt Instrument [Line Items]
Long Term Debentures	$ 5	$ 0